Transamerica Life Insurance Company
Administrative Office:
PO Box 9008
Clearwater, FL  33758-9008






October 6, 2008





VIA EDGARLINK

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


         Re:      Transamerica Life Insurance Company
                  Separate Account VUL-4
                  Initial Registration Statement on Form N-6
                  (File No. 333-153775/811-10167)


Commissioners:

         On behalf of Transamerica Life Insurance Company ("Company") and Separate Account VUL-4 of Transamerica Life Insurance Company ("Separate Account"), I hereby certify that the form of prospectus supplement and the form of statement of additional information supplement dated October 1 2008 that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in the above-referenced initial registration statement on Form N-6 for the Separate Account. That initial registration statement was filed electronically with the Commission on October 2, 2008.

         Please call the undersigned at (727) 299-1635 if you have any questions or comments regarding this transmittal.



                                   Sincerely,





                                Steven R. Shepard
                    Vice President, Division General Counsel
                              & Assistant Secretary